Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of transactions with other related parties
Other than as disclosed elsewhere in these consolidated financial statements, the Group has the following material transactions with a related company:

Nature of transactions	2025	2024
Consultancy and management service income	$468,000	$468,000
Rental expense	360,000	—
Sales and marketing service income	420,916	238,328